Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	727,686,684.07	32,337
Yield Supplement Overcollateralization Amount 10/31/22	16,859,901.58	0
Receivables Balance 10/31/22	744,546,585.65	32,337
Principal Payments	24,325,730.62	426
Defaulted Receivables	587,479.13	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	15,977,027.78	0
Pool Balance at 11/30/22	703,656,348.12	31,891

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.78%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	8,403,246.92	311
Past Due 61-90 days	3,094,283.17	112
Past Due 91-120 days	485,664.85	17
Past Due 121+ days	0.00	0
Total	11,983,194.94	440

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	565,272.68
Aggregate Net Losses/(Gains) - November 2022	22,206.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.04%
Prior Net Losses/(Gains) Ratio	0.42%
Second Prior Net Losses/(Gains) Ratio	0.32%
Third Prior Net Losses/(Gains) Ratio	0.47%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	8,092,048.00
Actual Overcollateralization	8,092,048.00
Weighted Average Contract Rate	3.87%
Weighted Average Contract Rate, Yield Adjusted	5.17%
Weighted Average Remaining Term	49.22

Flow of Funds	$ Amount
Collections	27,267,969.80
Investment Earnings on Cash Accounts	20,156.39
Servicing Fee	(620,455.49)
Transfer to Collection Account	-
Available Funds	26,667,670.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	419,196.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	15,661,939.08
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,092,048.00
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,425,995.78

Total Distributions of Available Funds	26,667,670.70

Servicing Fee	620,455.49
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	719,318,287.20
Principal Paid	23,753,987.08
Note Balance @ 12/15/22	695,564,300.12

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2
Note Balance @ 11/15/22	158,518,287.20
Principal Paid	23,753,987.08
Note Balance @ 12/15/22	134,764,300.12
Note Factor @ 12/15/22	34.7868612%

Class A-3
Note Balance @ 11/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	387,400,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-4
Note Balance @ 11/15/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	121,600,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	34,530,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	17,270,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	487,687.84
Total Principal Paid	23,753,987.08
Total Paid	24,241,674.92

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	46,234.50
Principal Paid	23,753,987.08
Total Paid to A-2 Holders	23,800,221.58

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4247412
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.6880222
Total Distribution Amount	21.1127634

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1193456
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	61.3164354
Total A-2 Distribution Amount	61.4357810

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	659.34
Noteholders' Principal Distributable Amount	340.66

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	2,877,704.48
Investment Earnings	8,427.95
Investment Earnings Paid	(8,427.95)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,764,221.43	$8,399,625.31	$4,842,410.90
Number of Extensions	211	296	165
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	1.09%	0.61%